Public Offering (Tables)	9 Months Ended
Sep. 30, 2021
Public Offering [Abstract]
Schedule of Class A Common Stock Reflected on Balance Sheet
As of September 30, 2021, the Class A Common Stock reflected on the balance sheet are reconciled in the following table. The accretion of carrying value to redemption value was fully recognized by June 30, 2021, and there has been no additional accretion for the three months ended September 30, 2021:

As of September 30, 2021
Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	$(6,727,500)
Class A shares issuance costs	$(19,027,372)

Plus:
Accretion of carrying value to redemption value	$(25,754,872)

Contingently redeemable Class A Common Stock	$345,000,000